Employee Benifits - Summary of weighted-average actual and target asset allocations (Detail)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Pension plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	100.00%	100.00%	100.00%
Defined benefit plan target asset allocation	100.00%
Pension plans [member] | Cash and cash equivalents [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	2.00%	3.00%	4.00%
Pension plans [member] | Equity securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	39.00%	43.00%	48.00%
Defined benefit plan target asset allocation	43.00%
Pension plans [member] | Equity securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	29.00%	33.00%	36.00%
Pension plans [member] | Equity securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	10.00%	10.00%	12.00%
Pension plans [member] | Fixed Income Investments 1 [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	46.00%	43.00%	38.00%
Defined benefit plan target asset allocation	45.00%
Pension plans [member] | Fixed Income Investments 1 [Member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	5.00%	13.00%	9.00%
Pension plans [member] | Fixed Income Investments 1 [Member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	41.00%	30.00%	29.00%
Pension plans [member] | Investment property [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%	1.00%	1.00%
Defined benefit plan target asset allocation	2.00%
Pension plans [member] | Investment property [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%	1.00%	1.00%
Pension plans [member] | Other securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	12.00%	10.00%	9.00%
Defined benefit plan target asset allocation	10.00%
Pension plans [member] | Other securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	3.00%
Pension plans [member] | Other securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	9.00%	10.00%	9.00%
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	100.00%	100.00%	100.00%
Defined benefit plan target asset allocation	100.00%
Other benefit plans [member] | Cash and cash equivalents [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	1.00%	1.00%	1.00%
Other benefit plans [member] | Equity securities [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	40.00%	42.00%	44.00%
Defined benefit plan target asset allocation	44.00%
Other benefit plans [member] | Equity securities [member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	40.00%	42.00%	42.00%
Other benefit plans [member] | Equity securities [member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation			2.00%
Other benefit plans [member] | Fixed Income Investments 1 [Member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	59.00%	57.00%	55.00%
Defined benefit plan target asset allocation	56.00%
Other benefit plans [member] | Fixed Income Investments 1 [Member] | Quote in an active market [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation	59.00%	57.00%	34.00%
Other benefit plans [member] | Fixed Income Investments 1 [Member] | Non quoted [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan weighted average asset allocation			21.00%